Goodwill And Other Intangible Assets, Net (Range Of Useful Lives And Weighted-Average Remaining Useful Lives Of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2011 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lives (years), Minimum	2
Initial Estimated Useful Lives (years), Maximum	40
Weighted-Average Remaining Useful Life (years)	26
Distribution Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lives (years), Minimum	20
Initial Estimated Useful Lives (years), Maximum	30
Weighted-Average Remaining Useful Life (years)	16
Non-Compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lives (years), Minimum	3
Initial Estimated Useful Lives (years), Maximum	10
Weighted-Average Remaining Useful Life (years)	3
Other (Including Farmer Contracts) [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lives (years), Minimum	12.5
Initial Estimated Useful Lives (years), Maximum	17
Weighted-Average Remaining Useful Life (years)	14